Note Payable (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2016
Interest rate	9.00%
Interest expense	$ 2,070	$ 2,070
Accrued interest	10,783	$ 8,713
Note payable settled amount	63,000
Note payable amount released	25,470
Note Payable [Member]
Accrued interest	$ 88,470
March 12, 2008 [Member]
Loaned			$ 9,700
Interest rate			9.00%
2010 [Member]
Loaned			$ 7,300
Interest rate			9.00%
2011 [Member]
Loaned			$ 6,000
Interest rate	9.00%		9.00%